CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Balance sheets) - USD ($)	Oct. 31, 2024	Jul. 31, 2024
ASSETS
Cash	$ 323,793	$ 413,129
Total Assets	895,970	911,961
LIABILITIES
Total Liabilities	$ 197,908	$ 121,951
Stockholders’ Equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of October 31, 2024 and July 31, 2024	$ 1,478	$ 1,478
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,781,803	14,781,803
Common stock, shares outstanding	14,781,803	14,781,803
Additional paid-in capital	$ 962,416	$ 962,416
Accumulated deficit	(315,127)	(222,071)
Total Stockholders’ Equity	648,775	741,831
Total Liabilities and Stockholders’ Equity	$ 895,970	$ 911,961
Series A Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock value	$ 0	$ 0
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	80,000	80,000
Preferred stock, shares outstanding	80,000	80,000
Preferred stock value	$ 8	$ 8
Undesignated Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	19,920,000	19,920,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock value	$ 0	$ 0
Consolidated Entities [Member]
ASSETS
Cash	94,651	14,621
Prepaid expense	1,040	1,820
Investment in subsidiaries	665,755	781,661
Total Assets	761,446	798,102
LIABILITIES
Accounts payable and other accrued liabilities	110,400	54,000
Payable to subsidiaries	512,416	312,416
Due to related parties	2,271	2,271
Total Liabilities	112,671	56,271
Stockholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of October 31, 2024 and July 31, 2024	1,478	1,478
Additional paid-in capital	962,416	962,416
Accumulated deficit	(315,127)	(222,071)
Total Stockholders’ Equity	648,775	741,831
Total Liabilities and Stockholders’ Equity	$ 761,446	$ 798,102